Segmented Information - Long-lived Assets by Geographical Location (Details) - USD ($) $ in Thousands	Jan. 31, 2026	Jan. 31, 2025
Segmented Information
Geographical long-lived assets	$ 345,576	$ 333,751
United States
Segmented Information
Geographical long-lived assets	275,763	246,048
Europe, Middle-East and Africa
Segmented Information
Geographical long-lived assets	44,103	49,737
Canada
Segmented Information
Geographical long-lived assets	20,016	31,007
Asia Pacific
Segmented Information
Geographical long-lived assets	$ 5,694	$ 6,959